Related Parties (Details) - USD ($)		12 Months Ended
	Dec. 30, 2024	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Related Parties [Line Items]
Real estate sales		$ 75,210,378	$ 5,908,234	[1]		[1]
Contracts receivable from related parties		5,190,437
Purchase of office premise		7,576,802	6,821,049
Exchange shares (in Shares)	5,347,244
Other short-term benefits		1,240,000	590,000		28,299
Stock compensation expense		15,550,314		[1]		[1]
Key executive shares amounted		15,550,000
DD’s related parties [Member]
Related Parties [Line Items]
Real estate sales		5,794,340	87,482
Cost of real estate sales		3,463,095	$ 50,895
Stock compensation expense		1,700,000
Directors’ insurance		$ 221,500
Hotel101 Global [Member]
Related Parties [Line Items]
Purchase of office premise	$ 5,191,558

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.